Note 15 - Financial Instruments - Currency Risk (Details) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 61,228	$ 80,489
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	60,652	80,053
Currency risk, denominated in BRL [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	30	44
Currency risk, denominated in COP [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 546	$ 392